NOTES PAYABLE	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
NOTES PAYABLE
15.	NOTES PAYABLE

As of December 31, 2013, notes payable were non-interest bearing and were secured by RMB152,166,000 of the Group’s restricted cash. The Group did not pay any commission to the banks to obtain the notes payable facilities. These notes were due for repayment over the next six months ended June 30, 2014.

As of December 31, 2014, notes payable were non-interest bearing and were secured by RMB436,409,000 (US$70,336,363) of the Group’s restricted cash. The Group did not pay any commission to the banks to obtain the notes payable facilities. These notes are due for repayment over the next six months ending June 30, 2015.